Time Charter, Voyage and Port Terminal Expenses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Time Charter, Voyage And Port Terminal Expenses [Abstract]
Fuel	$ 21,907	$ 19,550	$ 17,457
Time charter	3,587	5,932	5,359
Ports payroll and related costs	4,289	4,060	3,155
Docking expenses	2,720	2,831	2,049
Maritime and regulatory fees	965	1,210	1,677
Towing expenses	2,452	3,626	1,457
Office and general expenses	5,856	4,471	4,256
Total	$ 41,776	$ 41,680	$ 35,410